Share-Based Awards - Other awards (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 18, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Settlement of share-based awards upon change in control		$ (75,531)	$ 0	$ 0
Share Based Compensation Arrangements - Other details
Merger price per share	$ 137.50
Special dividend per share	$ 3.00
Share based compensation expense		36,000	42,000	34,000
Tax benefit of share-based compensation expense		$ 40,000	$ 7,000	$ 7,000
RSUs and PSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Outstanding at January 1, 2016		861,608
Granted			264,018	333,358
Vested prior to March 18, 2016		(270,986)
Performance based adjustment		76,889
Converted to common shares and settled in cash by Exor upon change in control		(667,511)
Outstanding at December 31, 2016		0	861,608
Share Based Compensation Arrangements - Other details
Weighted average grant date fair value			$ 119.06	$ 98.86
Fair value of units vested		$ 95,000	$ 22,000	$ 21,000
SSARs [Member]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Outstanding at January 1, 2016		991,724
Granted			72,918	153,797
Vested prior to March 18, 2016		(12,294)
Performance based adjustment		979,430
Outstanding at December 31, 2016		0	991,724
Share Based Compensation Arrangements - Other details
Weighted average grant date fair value			$ 17.03	$ 14.62
Assumptions:
Expected life			6 years	6 years
Expected volatility			17.70%	18.10%
Risk-free interest rate			1.90%	1.90%
Dividend yield			2.20%	2.20%
Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants Settled In Cash		186
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		0	557
Exercised Share Appreciation Rights		371
Additional paid-in capital
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Settlement of share-based awards upon change in control		$ 75,311	$ 0	$ 0